EQUITY (Tables)	6 Months Ended
Jun. 30, 2019
Equity [abstract]
Disclosure of classes of share capital
(c)General and Limited Partnership Units

UNITS	General Partner Units	Limited Partnership Units	Total
Balance as at January 1, 2019	4	66,185,798	66,185,802
Repurchased and canceled	—	(89,027)	(89,027)
Issued for cash	—	13,837,000	13,837,000
Balance as at June 30, 2019	4	79,933,771	79,933,775

(d)Redemption-Exchange Units held by Brookfield

UNITS	Redemption Exchange Units held by Brookfield
Balance as at January 1, 2019	63,095,497
Issued for cash	6,610,000
Balance as at June 30, 2019	69,705,497